Nature of Business and Significant Accounting Policies (Details) - Property, Plant and Equipment	12 Months Ended
	May 31, 2020	May 31, 2019
Property, Plant and Equipment [Line Items]
Estimated Useful Life	Term of lease
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life		Term of lease
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life		3 years
Minimum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years	3 years
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life		7 years
Maximum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years	5 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	10 years	10 years